Employee Benefits - Benefit (Income) Cost Related to Pension and Postretirement Health Care and Life Insurance Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Other components	$ 11	$ 2,190	$ (2,445)
Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	280	322	374
Amortization of prior service cost (credit)	39	21	(5)
Expected return on plan assets	(1,262)	(1,045)	(1,270)
Interest cost	683	677	969
Remeasurement loss (gain), net	337	1,198	(209)
Curtailment and termination benefits	11	4	0
Other components	(192)	855	(515)
Other components	88	1,177	(141)
Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
Service cost	149	193	324
Amortization of prior service cost (credit)	(949)	(657)	(287)
Expected return on plan assets	(53)	(54)	(101)
Interest cost	659	746	1,117
Remeasurement loss (gain), net	546	1,300	(2,659)
Curtailment and termination benefits	0	0	0
Other components	203	1,335	(1,930)
Other components	352	1,528	(1,606)
Cost of Service [Member] | Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	215	252	291
Cost of Service [Member] | Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
Service cost	116	150	253
Selling, general and administrative expense | Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	65	70	83
Selling, general and administrative expense | Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 33	$ 43	$ 71